Document and Entity Information	12 Months Ended
Jun. 30, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	BNTC
Entity Registrant Name	BENITEC BIOPHARMA LTD/ADR
Entity Central Index Key	0001552795
Current Fiscal Year End Date	--06-30
Entity Filer Category	Non-accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	257,029,426
Entity File Number	001-37518
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Address, Address Line One	114 William Street
Entity Address, Address Line Two	14
Entity Address, City or Town	Melbourne
Entity Address, State or Province	VIC
Entity Address, Country	Australia
Entity Address, Postal Zip Code	3000
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	114 William Street
Entity Address, Address Line Two	14
Entity Address, City or Town	Melbourne
Entity Address, State or Province	VIC
Entity Address, Country	Australia
Entity Address, Postal Zip Code	3000
Contact Personnel Name	Dr. Jerel Banks
City Area Code	+61
Local Phone Number	3 8692 7222